Provisions - Principal Defined Benefit Plans (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) year	Dec. 31, 2017 EUR (€)
Disclosure of defined benefit plans [line items]
Provision for defined benefit plans	€ 398	€ 1,039
Other long-term credits	€ 319	994
Telefónica Spain | ITP | Foreign defined benefit plans
Disclosure of defined benefit plans [line items]
Percent of payments transferable to survivor	60.00%
Provision for defined benefit plans	€ 206	233
Average duration of plans	7.42
Telefónica Spain | Survival | Foreign defined benefit plans
Disclosure of defined benefit plans [line items]
Provision for defined benefit plans	€ 260	257
Average duration of plans | year	7.42
Seguos de Vida y Pensiones Antares
Disclosure of defined benefit plans [line items]
Other long-term credits	€ 634	€ 692